Financial Instruments and Financial Risk Management - Schedule of Maturity of the Contractual Obligations (Details)	Mar. 31, 2026 USD ($)
Schedule of Maturity of the Contractual Obligations [Line Items]
Carrying Amount	$ 407,714
Contractual Cash Flows	407,714
Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Carrying Amount	407,714
Contractual Cash Flows	407,714
Less than 1 year [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows	407,714
Less than 1 year [Member] | Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows	407,714
Between 1 and 3 years [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows
Between 1 and 3 years [Member] | Accounts payable & accrued liabilities [Member]
Schedule of Maturity of the Contractual Obligations [Line Items]
Contractual Cash Flows